UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gotham Asset Management, LP
Address: 520 Madison Ave

         New York, NY  10022

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bernard Seibert
Title:
Phone:     212 319-4100

Signature, Place, and Date of Signing:

     Bernard Seibert     New York, NY     February 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     10

Form13F Information Table Value Total:     $108,850 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            CALL             025816909    21760    17000 SH  CALL SOLE                    17000        0        0
AMERICAN EXPRESS CO            CALL             025816909    31800    20000 SH  CALL SOLE                    20000        0        0
AMERICAN EXPRESS CO            COM              025816109  303     5900 SH       SOLE                     5900        0        0
AMERIPRISE FINL INC            COM              03076C106     2788    68000 SH       SOLE                    68000        0        0
AUTOZONE INC                   COM              053332102 4871    53100 SH       SOLE                    53100        0        0
FOOT LOCKER INC                COM              344849104 6366   269900 SH       SOLE                   269900        0        0
LEAR CORP                      COM              521865105 12750.08   448000 SH       SOLE                   448000        0        0
PROCTER & GAMBLE CO            CALL             742718909     6400     5000 SH  CALL SOLE                     5000        0        0
VIACOM INC                     CL B             925524308 21137.84   648400 SH       SOLE                   648400        0        0
VIACOM INC                     CALL             925524958      672     4200 SH  CALL SOLE                     4200        0        0